NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

SUPPLEMENT DATED MARCH 18, 2014

TO THE SUMMARY PROSPECTUS DATED DECEMBER 31, 2013

Effective immediately, Derek Bloom and Keith Hembre will serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SAGAS-0314P